Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation and Income Fund

Davis Government Bond Fund

(part of Davis Series, Inc.)

March 31, 2023

THE EQUITY SPECIALISTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2023 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (96.39%)
COMMUNICATION SERVICES – (5.40%)
Media & Entertainment – (5.40%)
Alphabet Inc., Class C *	96,250	$10,010,000
ASAC II L.P. *(a)(b)	116,129	113,005
IAC Inc. *	62,120	3,205,392
Meta Platforms, Inc., Class A *	48,163	10,207,666
Vimeo, Inc. *	391,121	1,497,994
	Total Communication Services	25,034,057
CONSUMER DISCRETIONARY – (6.63%)
Consumer Discretionary Distribution & Retail – (5.47%)
Alibaba Group Holding Ltd., ADR (China)*	10,400	1,062,672
Amazon.com, Inc. *	134,560	13,898,702
JD.com, Inc., Class A, ADR (China)	79,440	3,486,622
Prosus N.V., Class N (Netherlands)	88,590	6,936,951
		25,384,947
Consumer Services – (1.16%)
Delivery Hero SE (Germany)*	157,270	5,365,250
	Total Consumer Discretionary	30,750,197
CONSUMER STAPLES – (2.39%)
Food, Beverage & Tobacco – (2.39%)
Darling Ingredients Inc. *	189,556	11,070,070
	Total Consumer Staples	11,070,070
FINANCIALS – (20.63%)
Banks – (9.73%)
U.S. Bancorp	486,550	17,540,127
Wells Fargo & Co.	738,691	27,612,270
		45,152,397
Financial Services – (7.38%)
Consumer Finance – (4.56%)
Capital One Financial Corp.	219,920	21,147,507
Financial Services – (2.82%)
Berkshire Hathaway Inc., Class B *	42,393	13,089,687
		34,237,194
Insurance – (3.52%)
Property & Casualty Insurance – (3.52%)
Markel Corp. *	12,776	16,320,190
	Total Financials	95,709,781
HEALTH CARE – (22.33%)
Health Care Equipment & Services – (17.15%)
Cigna Group	81,072	20,716,328
CVS Health Corp.	81,829	6,080,713
Humana Inc.	16,395	7,959,117
Quest Diagnostics Inc.	176,811	25,015,220
UnitedHealth Group Inc.	41,850	19,777,892
		79,549,270
Pharmaceuticals, Biotechnology & Life Sciences – (5.18%)
Viatris Inc.	2,496,950	24,020,659
	Total Health Care	103,569,929

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2023 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (23.76%)
Capital Goods – (22.26%)
Carrier Global Corp.	245,566	$11,234,645
Eaton Corp. plc	75,677	12,966,497
Ferguson plc	85,385	11,288,892
Johnson Controls International plc	185,152	11,149,854
MasterBrand, Inc. *	899,280	7,230,211
Owens Corning	288,370	27,625,846
Schneider Electric SE (France)	106,520	17,802,025
WESCO International, Inc.	25,510	3,942,315
		103,240,285
Transportation – (1.50%)
DiDi Global Inc., Class A, ADS (China)*	1,833,638	6,967,824
	Total Industrials	110,208,109
INFORMATION TECHNOLOGY – (10.76%)
Semiconductors & Semiconductor Equipment – (6.15%)
Applied Materials, Inc.	79,530	9,768,670
Intel Corp.	283,950	9,276,646
Texas Instruments Inc.	51,062	9,498,043
		28,543,359
Software & Services – (4.24%)
Clear Secure, Inc., Class A	111,660	2,922,142
Microsoft Corp.	17,649	5,088,207
Oracle Corp.	61,920	5,753,607
SAP SE, ADR (Germany)	46,415	5,873,818
		19,637,774
Technology Hardware & Equipment – (0.37%)
Samsung Electronics Co., Ltd. (South Korea)	34,910	1,726,333
	Total Information Technology	49,907,466
MATERIALS – (4.49%)
Teck Resources Ltd., Class B (Canada)	571,140	20,846,610
	Total Materials	20,846,610
TOTAL COMMON STOCK – (Identified cost $332,213,202)		447,096,219
SHORT-TERM INVESTMENTS – (3.43%)
StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $8,940,582 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $9,115,740)	$8,937,000	8,937,000
Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $6,991,801 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.50%, 02/01/28-03/01/53, total market value $7,128,780)	6,989,000	6,989,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,926,000)		15,926,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2023 (Unaudited)

	Total Investments – (99.82%) – (Identified cost $348,139,202)	$463,022,219
	Other Assets Less Liabilities – (0.18%)	825,523
	Net Assets – (100.00%)	$463,847,742

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $113,005 or 0.02% of the Fund's net assets as of March 31, 2023.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2023 (Unaudited)

	Principal	Value
MORTGAGES – (96.03%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (78.67%)
Fannie Mae, 5.1953% (1 mo. LIBOR US + 0.35%), 07/25/37 (a)	$11,507	$11,326
Fannie Mae, 3.50%, 01/25/39	108,786	106,760
Fannie Mae, 5.6553% (1 mo. LIBOR US + 0.81%), 12/25/39 (a)	648,142	650,758
Fannie Mae, 5.2453% (1 mo. LIBOR US + 0.40%), 09/25/40 (a)	257,804	255,664
Fannie Mae, 3.00%, 04/25/41	185,741	180,280
Fannie Mae, 2.00%, 12/25/42	241,305	214,886
Fannie Mae, 2.50%, 04/25/43	424,286	403,107
Fannie Mae, 2.50%, 07/25/47	155,658	137,525
Freddie Mac, 4.00%, 06/15/26	67,887	67,153
Freddie Mac, 2.00%, 06/15/28	198,441	191,449
Freddie Mac, 2.50%, 01/15/29	111,931	107,615
Freddie Mac, 5.1844% (1 mo. LIBOR US + 0.50%), 08/15/40 (a)	78,876	78,389
Freddie Mac, 5.0344% (1 mo. LIBOR US + 0.35%), 09/15/43 (a)	161,155	157,592
Freddie Mac Multifamily Structured Pass-Through, 5.1194% (1 mo. LIBOR US + 0.45%), 06/25/23 (a)	17,053	17,057
Ginnie Mae, 5.6879%, 06/20/31	112,645	113,008
Ginnie Mae, 4.00%, 09/20/39	23,018	22,592
Ginnie Mae, 1.00%, 12/20/42	58,199	49,825
Ginnie Mae, 3.50%, 03/16/47	316,314	301,729
Ginnie Mae, 2.40%, 10/16/50	355,754	333,233
Ginnie Mae, 1.00%, 06/20/51	1,016,561	806,205
Ginnie Mae, 2.60%, 03/16/52	110,378	102,080
Ginnie Mae, 2.70%, 06/16/58	691,658	649,883
Ginnie Mae, 5.1356% (1 mo. LIBOR US + 0.57%), 04/20/62 (a)	1,116,304	1,118,003
Ginnie Mae, 4.1871% (1 mo. LIBOR US + 0.62%), 09/20/64 (a)	533,033	528,814
Ginnie Mae, 2.25%, 07/20/65	626,326	600,872
Ginnie Mae, 2.25%, 03/20/66	1,947,605	1,861,486
Ginnie Mae, 5.075% (30 day SOFR + 0.55%), 02/20/67 (a)	1,544,135	1,517,779
Ginnie Mae, 2.25%, 08/20/69	408,499	390,272
Ginnie Mae, 4.0356% (30 day SOFR + 1.15%), 02/20/71 (a)	1,989,014	1,981,422
Ginnie Mae, 4.5774%, 12/20/71	2,313,671	2,289,778
Total Collateralized Mortgage Obligations		15,246,542
FANNIE MAE POOLS – (11.10%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,459,639
4.00%, 05/01/29, Pool No. AL7358	227,372	225,034
2.00%, 08/01/30, Pool No. AX9709	203,114	193,958
3.50%, 03/01/32, Pool No. MA1010	252,459	248,785
6.50%, 07/01/32, Pool No. 635069	4,492	4,481
6.00%, 09/01/37, Pool No. 888796	18,609	18,748
Total Fannie Mae Pools		2,150,645
FREDDIE MAC POOLS – (3.01%)
3.00%, 09/01/27, Pool No. U70063	159,390	154,211
2.50%, 09/01/31, Pool No. G18611	454,850	429,299
Total Freddie Mac Pools		583,510
GINNIE MAE POOLS – (3.25%)
5.075%, 12/20/61, Pool No. 756740	964	978

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2023 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (CONTINUED)
	4.554%, 04/20/70, Pool No. BT6816	$640,290	$628,735
		Total Ginnie Mae Pools	629,713
	TOTAL MORTGAGES – (Identified cost $19,483,268)		18,610,410
SHORT-TERM INVESTMENTS – (3.97%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $432,173 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $440,640)	432,000	432,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $337,135 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 03/01/32-03/01/53, total market value $343,740)	337,000	337,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $769,000)		769,000
	Total Investments – (100.00%) – (Identified cost $20,252,268)		19,379,410
	Liabilities Less Other Assets – (0.00%)		(443)
		Net Assets – (100.00%)	$19,378,967

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of March 31, 2023, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.64%)
CONSUMER DISCRETIONARY – (3.36%)
Consumer Discretionary Distribution & Retail – (3.36%)
Prosus N.V., Class N (Netherlands)	334,150	$26,165,283
	Total Consumer Discretionary	26,165,283
FINANCIALS – (96.28%)
Banks – (44.37%)
Bank of America Corp.	1,188,000	33,976,800
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	697,542	18,833,634
Danske Bank A/S (Denmark)*	1,450,880	29,189,947
DBS Group Holdings Ltd. (Singapore)	1,539,334	38,270,515
DNB Bank ASA (Norway)	919,396	16,453,270
Fifth Third Bancorp	1,364,350	36,346,284
JPMorgan Chase & Co.	401,284	52,291,318
Metro Bank PLC (United Kingdom)*	1,423,440	1,866,134
PNC Financial Services Group, Inc.	233,176	29,636,670
U.S. Bancorp	1,022,058	36,845,191
Wells Fargo & Co.	1,373,669	51,347,747
		345,057,510
Financial Services – (34.58%)
Capital Markets – (13.71%)
Bank of New York Mellon Corp.	1,004,651	45,651,341
Charles Schwab Corp.	176,878	9,264,870
Julius Baer Group Ltd. (Switzerland)	756,754	51,692,676
		106,608,887
Consumer Finance – (12.41%)
American Express Co.	199,822	32,960,639
Capital One Financial Corp.	661,241	63,584,934
		96,545,573
Financial Services – (8.46%)
Berkshire Hathaway Inc., Class A *	104	48,422,400
Rocket Companies, Inc., Class A *	1,912,629	17,328,419
		65,750,819
		268,905,279
Insurance – (17.33%)
Life & Health Insurance – (1.21%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,462,000	9,457,988
Property & Casualty Insurance – (14.34%)
Chubb Ltd.	215,148	41,777,439
Loews Corp.	429,676	24,929,802
Markel Corp. *	35,091	44,825,594
		111,532,835
Reinsurance – (1.78%)
Everest Re Group, Ltd.	27,591	9,878,130

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	419,688	$3,940,870
			13,819,000
			134,809,823
		Total Financials	748,772,612
	TOTAL COMMON STOCK – (Identified cost $550,032,275)		774,937,895
SHORT-TERM INVESTMENTS – (0.24%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $1,041,417 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $1,061,820)	$1,041,000	1,041,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $815,327 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-5.00%, 11/01/25-03/01/53, total market value $831,300)	815,000	815,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,856,000)		1,856,000
	Total Investments – (99.88%) – (Identified cost $551,888,275)		776,793,895
	Other Assets Less Liabilities – (0.12%)		922,778
		Net Assets – (100.00%)	$777,716,673

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (78.94%)
COMMUNICATION SERVICES – (7.11%)
Media & Entertainment – (7.11%)
Alphabet Inc., Class C *	102,720	$10,682,880
Meta Platforms, Inc., Class A *	12,722	2,696,301
	Total Communication Services	13,379,181
CONSUMER DISCRETIONARY – (4.29%)
Consumer Discretionary Distribution & Retail – (4.29%)
Amazon.com, Inc. *	78,270	8,084,508
	Total Consumer Discretionary	8,084,508
FINANCIALS – (41.27%)
Banks – (14.61%)
Bank of America Corp.	101,200	2,894,320
Danske Bank A/S (Denmark)*	234,720	4,722,282
DBS Group Holdings Ltd. (Singapore)	208,925	5,194,238
JPMorgan Chase & Co.	33,233	4,330,592
U.S. Bancorp	32,635	1,176,492
Wells Fargo & Co.	245,548	9,178,584
		27,496,508
Financial Services – (20.92%)
Capital Markets – (6.94%)
Bank of New York Mellon Corp.	118,600	5,389,184
Julius Baer Group Ltd. (Switzerland)	112,410	7,678,550
		13,067,734
Consumer Finance – (5.96%)
American Express Co.	11,565	1,907,647
Capital One Financial Corp.	96,831	9,311,269
		11,218,916
Financial Services – (8.02%)
Berkshire Hathaway Inc., Class B *	48,926	15,106,881
		39,393,531
Insurance – (5.74%)
Life & Health Insurance – (1.58%)
AIA Group Ltd. (Hong Kong)	284,360	2,982,184
Property & Casualty Insurance – (4.16%)
Chubb Ltd.	22,955	4,457,402
Markel Corp. *	2,640	3,372,363
		7,829,765
		10,811,949
	Total Financials	77,701,988
HEALTH CARE – (8.92%)
Health Care Equipment & Services – (5.49%)
Cigna Group	16,380	4,185,582
Quest Diagnostics Inc.	43,500	6,154,380
		10,339,962
Pharmaceuticals, Biotechnology & Life Sciences – (3.43%)
Viatris Inc.	669,810	6,443,572
	Total Health Care	16,783,534

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2023 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.25%)
Capital Goods – (3.25%)
Johnson Controls International plc	29,977	$1,805,215
Owens Corning	45,020	4,312,916
	Total Industrials	6,118,131
INFORMATION TECHNOLOGY – (14.10%)
Semiconductors & Semiconductor Equipment – (11.42%)
Applied Materials, Inc.	91,198	11,201,850
Intel Corp.	144,340	4,715,588
Texas Instruments Inc.	29,983	5,577,138
		21,494,576
Software & Services – (2.68%)
Microsoft Corp.	17,511	5,048,421
	Total Information Technology	26,542,997
TOTAL COMMON STOCK – (Identified cost $116,906,412)		148,610,339
CORPORATE BONDS – (7.41%)
ENERGY – (1.19%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	2,249,485
	Total Energy	2,249,485
FINANCIALS – (1.80%)
Financial Services – (1.80%)
Capital Markets – (1.80%)
Goldman Sachs Group, Inc., Sr. Notes, 5.4894% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,388,764
	Total Financials	3,388,764
HEALTH CARE – (2.18%)
Health Care Equipment & Services – (1.35%)
CVS Health Corp., Sr. Notes, 4.30%, 03/25/28	2,575,000	2,530,265
Pharmaceuticals, Biotechnology & Life Sciences – (0.83%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,565,651
	Total Health Care	4,095,916
INDUSTRIALS – (1.15%)
Capital Goods – (1.15%)
General Electric Co., Sr. Notes, 5.7924% (3 mo. LIBOR US +1.00%), 04/15/23 (a)	2,165,000	2,165,052
	Total Industrials	2,165,052
INFORMATION TECHNOLOGY – (1.09%)
Technology Hardware & Equipment – (1.09%)
Dell International LLC EMC Corp., Sr. Notes, 8.10%, 07/15/36	1,750,000	2,043,508
	Total Information Technology	2,043,508
TOTAL CORPORATE BONDS – (Identified cost $15,174,446)		13,942,725
MORTGAGES – (8.47%)
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 144A, 1.40%, 10/25/63 (b)	1,827,203	1,566,456
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 144A, 1.75%, 10/25/61 (b)	558,742	489,349
Brean Asset Backed Securities Trust, Series 2022-RM3, Class A, 144A, 1.75%, 02/25/62 (b)	1,087,972	949,639

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2023 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
	Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	$708,896	$717,671
	Fannie Mae, 1.62%, 09/01/51, Pool No. BT4507	1,684,868	1,476,638
	Freddie Mac, 2.00%, 10/25/40	408,792	383,673
	Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	949,660	978,716
	Ginnie Mae, Series 2020-H16, 4.3885% (1 mo. LIBOR US + 1.25%), 09/20/70 (a)	1,252,476	1,275,934
	Ginnie Mae, Series 2022-207, 7.00%, 12/20/62	1,498,333	1,587,311
	GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777%, 06/10/46	1,600,619	1,594,169
	IMS Ecuadorian Mortgage Trust, Series 2021-1, 144A, 3.40%, 08/18/43 (b)	1,179,666	1,085,293
	Morgan Stanley BAML Trust, Series 2014-C19, Class A3, 3.246%, 12/15/47	2,042,408	1,986,029
	SBA, 5.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	1,872,213	1,865,623
	TOTAL MORTGAGES – (Identified cost $16,756,057)		15,956,501
MUNICIPAL BONDS – (0.87%)
	American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,625,000	1,641,432
	TOTAL MUNICIPAL BONDS – (Identified cost $1,777,917)		1,641,432
SHORT-TERM INVESTMENTS – (4.18%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $4,415,769 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $4,502,280)	4,414,000	4,414,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $3,454,384 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.50%, 11/01/25-01/01/53, total market value $3,522,060)	3,453,000	3,453,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,867,000)		7,867,000
	Total Investments – (99.87%) – (Identified cost $158,481,832)		188,017,997
	Other Assets Less Liabilities – (0.13%)		237,727
		Net Assets – (100.00%)	$188,255,724

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

*	Non-income producing security.

(a)	The interest rates on floating rate securities, shown as of March 31, 2023, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,090,737 or 2.17% of the Fund's net assets as of March 31, 2023.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (97.64%)
REAL ESTATE – (97.64%)
Equity Real Estate Investment Trusts (REITs) – (97.64%)
Health Care REITs – (7.93%)
Community Healthcare Trust, Inc.	24,060	$880,596
Healthpeak Properties, Inc.	94,960	2,086,271
Ventas, Inc.	115,450	5,004,758
Welltower Inc.	74,220	5,320,832
		13,292,457
Hotel & Resort REITs – (2.24%)
Sunstone Hotel Investors, Inc.	379,030	3,744,817
Industrial REITs – (16.56%)
Prologis, Inc.	114,776	14,320,602
Rexford Industrial Realty, Inc.	118,048	7,041,563
Terreno Realty Corp.	98,729	6,377,893
		27,740,058
Office REITs – (15.17%)
Alexandria Real Estate Equities, Inc.	51,803	6,505,939
Boston Properties, Inc.	56,796	3,073,799
Cousins Properties, Inc.	302,039	6,457,594
Derwent London plc (United Kingdom)	55,160	1,605,446
Douglas Emmett, Inc.	211,480	2,607,548
Great Portland Estates plc (United Kingdom)	241,470	1,511,246
Highwoods Properties, Inc.	67,440	1,563,934
Hudson Pacific Properties, Inc.	313,820	2,086,903
		25,412,409
Residential REITs – (18.79%)
American Homes 4 Rent, Class A	124,160	3,904,832
AvalonBay Communities, Inc.	44,208	7,429,596
Camden Property Trust	30,245	3,170,886
Equity Residential	65,170	3,910,200
Essex Property Trust, Inc.	31,354	6,557,376
Sun Communities, Inc.	14,820	2,087,842
UDR, Inc.	107,940	4,432,016
		31,492,748
Retail REITs – (12.57%)
Brixmor Property Group, Inc.	315,560	6,790,851
Federal Realty Investment Trust	25,539	2,524,019
NetSTREIT Corp.	74,310	1,358,387
Retail Opportunity Investments Corp.	243,644	3,401,270
Simon Property Group, Inc.	62,476	6,995,438
		21,069,965
Specialized REITs – (24.38%)
American Tower Corp.	28,030	5,727,650
Crown Castle Inc.	33,550	4,490,332
CubeSmart	63,120	2,917,406
Digital Realty Trust, Inc.	45,805	4,503,090
Equinix, Inc.	11,040	7,960,282
Life Storage, Inc.	28,290	3,708,536
Public Storage	30,501	9,215,572

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2023 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
VICI Properties Inc.	71,610	$2,335,918
		40,858,786
	Total Real Estate	163,611,240
TOTAL COMMON STOCK – (Identified cost $147,123,008)		163,611,240
SHORT-TERM INVESTMENTS – (2.09%)
StoneX Financial Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $1,969,789 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.274%, 04/18/23-04/15/58, total market value $2,008,380)	$1,969,000	1,969,000
Truist Securities, Inc. Joint Repurchase Agreement, 4.81%, 04/03/23, dated 03/31/23, repurchase value of $1,540,617 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 11/01/24-02/01/53, total market value $1,570,800)	1,540,000	1,540,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,509,000)		3,509,000
Total Investments – (99.73%) – (Identified cost $150,632,008)		167,120,240
Other Assets Less Liabilities – (0.27%)		454,553
	Net Assets – (100.00%)	$167,574,793

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser's process for determining the fair value of the Funds' investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$24,921,052	$–	$–	$13,379,181	$–
Consumer Discretionary	18,447,996	–	–	8,084,508	–
Consumer Staples	11,070,070	–	–	–	–
Financials	95,709,781	–	601,842,082	57,124,734	–
Health Care	103,569,929	–	–	16,783,534	–
Industrials	81,117,192	–	–	6,118,131	–
Information Technology	48,181,133	–	–	26,542,997	–
Materials	20,846,610	–	–	–	–
Real Estate	–	–	–	–	160,494,548
Total Level 1	403,863,763	–	601,842,082	128,033,085	160,494,548
Level 2 – Other Significant
Observable Inputs:
Common Stock:*
Consumer Discretionary	12,302,201	–	26,165,283	–	–
Financials	–	–	146,930,530	20,577,254	–
Industrials	29,090,917	–	–	–	–
Information Technology	1,726,333	–	–	–	–
Real Estate	–	–	–	–	3,116,692
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	17,057	–	–	–
Corporate Bonds	–	–	–	13,942,725	–
Mortgages	–	18,593,353	–	15,956,501	–
Municipal Bonds	–	–	–	1,641,432	–
Short-Term Investments	15,926,000	769,000	1,856,000	7,867,000	3,509,000
Total Level 2	59,045,451	19,379,410	174,951,813	59,984,912	6,625,692
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	113,005	–	–	–	–
Total Level 3	113,005	–	–	–	–
Total Investments	$463,022,219	$19,379,410	$776,793,895	$188,017,997	$167,120,240

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2023 was $0 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)		Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2023
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,005	$–	$–	$		$–	$–	$–	$113,005
Total Level 3	$113,005	$–	$–		$–	$–	$–	$–	$113,005

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2023	Technique	Input	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,005	Discounted Cash Flow	Annualized Yield	5.406%	Decrease

Total Level 3	$113,005

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost	$348,894,913	$20,252,268	$552,922,656	$158,621,469	$152,644,822
Unrealized appreciation	162,567,492	2,959	275,226,099	39,688,370	33,154,309
Unrealized depreciation	(48,440,186)	(875,817)	(51,354,860)	(10,291,842)	(18,678,891)
Net unrealized appreciation (depreciation)	$114,127,306	$(872,858)	$223,871,239	$29,396,528	$14,475,418